                                        SM&R
                                        EQUITY
                                        FUNDS
                                                      / / SM&R GROWTH FUND
                                                      / / SM&R EQUITY INCOME
                                                      FUND
                                                      / / SM&R BALANCED FUND

                                                  "These discussions and the
                                                  financial statements contained
                                                  herein are included for the
                                                  general information of our
                                                  shareholders. This annual
                                                  report is not authorized for
                                                  distribution to prospective
                                                  investors unless preceded or
                                                  accompanied by an effective
                                                  prospectus."

                                                 Annual Report
                                                 December 31, 1998
                                                 Form 9092

PORTFOLIO MANAGER'S DISCUSSION AND ANALYSIS
--------------------------------------------------------------------------------
SM&R GROWTH FUND (FORMERLY AMERICAN NATIONAL GROWTH FUND)

In 1998, the U.S. economy exhibited steady growth, declining inflation (with a threat of deflation), an end to the recurring budget deficit, large increases in business profits, as well as increases in employment and real incomes, and a continuation of unprecedented stock market gains. Interest rates declined over the past year with help from the Federal Reserve. The Federal Reserve cut interest rates a total of 50 basis points (0.5%) in 1998 primarily to ensure liquidity for the markets. 1998 also introduced us to Long Term Capital Management and emerging market risk. Long Term Capital Management is a hedge fund that made strong bets on emerging markets that did not go their way. This riled the markets in August and September of 1998 at a time when the markets needed no additional help in terms of volatility. The Southeast Asia currency crisis, Russia defaulting on its bonds, and renewed currency problems in Latin America all contributed to a roller coaster like year in domestic U.S. equity markets.

Although the market was volatile in 1998, it finished very strong, notching a fourth consecutive year of +20% gains. This ended the best four year run for the market since Standard and Poor's began tracking indices in 1923. In addition, this was the first time that the S&P 500 produced 20% returns or better in four consecutive calendar years For the fifth year in a row, large capitalization stocks were the best performing category of stocks. This phenomenon became even more pronounced in 1998 as the top 30 stocks were responsible for 40% of the index's market value. The S&P 500 broke into record territory in 1998 but not without going through some heart-stopping declines such as the 19.8% decline during August and September which was just short of the 20% mark which traditionally signifies a bear market. The 10% mark, which traditionally signifies a market correction, was easily surpassed. Utilizing 20/20 hindsight, and the fact that other indexes suffered a decline far greater than 20%, it is safe to say that the market did in fact endure a very sharp, 31-day bear market. The markets rebounded admirably by year-end and the average equity fund returned 11.17% for 1998.

For 1999, we believe the U.S. economy will continue to grow, but at a reduced rate of approximately 2.0-2.5%. Inflation will likely remain historically low (2.0%-2.5%) but will increase slightly over 1998. The threat of deflation will actually increase but will be offset by inflationary increases in wages and benefits.

SM&R funds and specifically the Growth Fund has the potential to do well in the 1999 economic environment. The SM&R Growth Fund historically performs better in down markets due to the value based, defensive nature of our stock picking methodologies. The SM&R Growth Fund seeks to identify superior stocks from well-managed companies utilizing two valuation disciplines. Our disciplines screen potential investments for both cash flow and earnings in order to select undervalued securities to be purchased and held for long-term capital appreciation. The purpose of this approach is to purchase future company earnings at a discount relative to peer companies, all else being equal. The disciplines provide a conservative and defensive group of stocks from which to select for inclusion in the fund.

Within the Growth Fund, we noted particular strength from our holdings in the consumer cyclicals, technology, communication services, utilities, and transportation sectors. For 1998, our overweighing of technology relative to the market helped our relative performance. For 1998, shareholders of the SM&R Growth Fund enjoyed a total return of 18.3%. The fund's growth attributes are achieved by investing primarily in large capitalization growth companies. The fund makes an effort to overweight sectors by no more than twice the S&P 500 sector weights and underweight by no more than half the S&P 500 sector weights.

We continue to seek out undervalued companies undergoing positive changes in fundamentals and selling those issues that have hit their price targets or whose fundamentals do not warrant inclusion in our portfolio. This process has served the fund well over the last several years and should continue to do so going forward. Areas of the market that we will be watching closely in 1999 will be healthcare, financials, capital goods, consumer cyclicals, technology, communication services, and electric utilities. Uncharacteristically, one of the top growth sectors for 1998 that also provided excellent value, was utilities.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

  ANNUAL COMPARISON OF CHANGE IN VALUE OF $10,000
INVESTMENT IN SM&R GROWTH FUND AT OFFERING PRICE,
LIPPER GROWTH FUND INDEX AND THE S&P 500
                                                     Lipper Growth               SM&R Growth
                                                        Fund Index    S&P 500           Fund
12/31/88                                                   $10,000    $10,000         $9,426
12/31/89                                                   $12,747    $13,163        $11,719
12/31/90                                                   $12,057    $12,754        $11,375
12/31/91                                                   $16,437    $16,631        $15,581
12/31/92                                                   $17,691    $17,896        $15,191
12/31/93                                                   $19,810    $19,696        $16,432
12/31/94                                                   $19,499    $19,955        $17,251
12/31/95                                                   $25,866    $27,444        $21,598
12/31/96                                                   $30,401    $33,742        $25,409
12/31/97                                                   $38,924    $44,995        $31,060
12/31/98                                                   $48,924    $57,864        $36,758
SEC AVERAGE ANNUAL RETURN
10 YEAR                                                     13.90%
5 YEAR                                                      16.10%
1 YEAR                                                      11.53%
Past performance does not guarantee future results.
Investment return and principal value
of an investment will fluctuate,
and investments when redeemed,
may be worth more or less
than their original cost.

SM&R Growth Fund performance figures are historical and reflect reinvestment of all dividends and capital gains distributions, changes in net asset value, and considers the effect of the Growth Fund's 5.75% maximum sales charge. All performance figures are as of December 31, for the applicable year. The Growth Fund's fiscal year end was as of October 31 for 1988-1989.

PORTFOLIO MANAGER'S DISCUSSION AND ANALYSIS
--------------------------------------------------------------------------------
SM&R EQUITY INCOME FUND (FORMERLY AMERICAN NATIONAL INCOME FUND)

The SM&R Equity Income Fund (formerly the American National Income Fund) can be described by examining the objectives and strategy of the fund set forth in the prospectus. The fund's objective is to provide current income, along with an opportunity for increased share price over time. The fund is guided by a strategy of investing in select fixed income securities but primarily the stocks of well-established companies with records of consistent and increasing dividend payments. The fund produced a total return of 12.11% during 1998. The fund continues to meet the goal of maintaining a dividend yield at least 50% greater than that of the market, as represented by the Standard & Poor's 500 stock market index. The current dividend yield on the fund is 2.2% (after expenses), versus 1.3% for the S&P 500.

During 1998, the fund continued to benefit from its overweighted positions in the finance and consumer cyclical sectors. The best performing sectors in the fund during 1998 were healthcare and communication services, both high-flying sectors of the market during the year. Within the fund, the healthcare holdings produced a 67% return for the year while the communication services holdings returned 41%. The worst-performing sector for the fund on the year was basic materials. This sector suffered from excess capacity and commodity price deflation, which impacted the group as a whole. Recently, a select group of steel companies was added to the fund with the aim of boosting sector performance, as the steel pricing trough appears to have bottomed and improvements in industry fundamentals should lie ahead.

We currently expect the U.S. economy to continue moderate growth with low inflation. While we foresee weaker profits (relative to 1998) in the short run, we are optimistic long term. We believe that unless foreign economies fail to recover from recent contagions, multinational companies will likely enjoy accelerated earnings momentum between 1999 and 2002 as demographics ultimately spur areas such as Asia to move higher.

Within this slow growth economy, we will continue endeavoring to achieve our style specific goals by identifying stocks of superior companies utilizing our conservative and defensive valuation disciplines. We continually seek out undervalued companies undergoing positive changes in fundamentals and selling those issues which have hit their price targets or whose fundamentals do not warrant inclusion within the conservatively run Equity Income Fund. This process has served the fund well over the last several years and should continue to do so going forward.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

     ANNUAL COMPARISON OF CHANGE IN VALUE OF $10,000
INVESTMENT IN SM&R EQUITY INCOME FUND AT OFFERING PRICE,
LIPPER EQUITY INCOME FUND INDEX AND THE S&P 500
                                                               Lipper Equity
                                                           Income Fund Index    S&P 500   SM&R Equity Fund
12/31/88                                                             $10,000    $10,000             $9,423
12/31/89                                                             $12,264    $13,163            $12,073
12/31/90                                                             $11,637    $12,754            $12,164
12/31/91                                                             $14,742    $16,631            $15,669
12/31/92                                                             $16,177    $17,896            $16,219
12/31/93                                                             $18,579    $19,696            $17,942
12/31/94                                                             $18,409    $19,955            $17,832
12/31/95                                                             $23,900    $27,444            $23,025
12/31/96                                                             $28,195    $33,742            $26,817
12/31/97                                                             $35,853    $44,995            $32,910
12/31/98                                                             $40,075    $57,864            $36,895
SEC AVERAGE
ANNUAL RETURN
10 YEAR                                                               13.95%
5 YEAR                                                                14.15%
1 YEAR                                                                 5.65%
Past performance does not guarantee future results.
Investment return and principal value
of an investment will fluctuate,
and investments when redeemed,
may be worth more or less
than their original cost.

SM&R Equity Income Fund performance figures are historical and reflect reinvestment of all dividends and capital gains distributions, changes in net asset value, and considers the effect of the Equity Income Fund's 5.75% maximum sales charge. All performance figures are as of December 31, for the applicable year. The Equity Income Fund's fiscal year end was as of July 31 for 1988-1989.

PORTFOLIO MANAGER'S DISCUSSION AND ANALYSIS
--------------------------------------------------------------------------------
SM&R BALANCED FUND (FORMERLY TRIFLEX FUND)

The SM&R Balanced Fund (formerly the Triflex Fund) is the lowest risk fund in the SM&R Equity Funds. The fund can best be described with the objective and strategy outlined in the prospectus. The fund maintains the objective of providing reasonable current income and share price appreciation, while protecting the initial investment. The fund's investment strategy is to use a balanced approach by investing in a combination of the high-yielding stock of well-known companies, as well as bonds and money market instruments. Throughout 1998, the fund's conservative blend of about 60% stocks, 35% bonds and 5% money market instruments has served the fund well. The equity portion of the fund produced a total return (capital appreciation and dividend income) of about 20% while the bond portion of the fund returned about 10%. Combined, the fund produced a total return of 13.83% for the year.

Within the fund, we maintained our fixed income strategy of structuring maturities at the mid-term to long end of the yield curve. Within the equity portion of the fund, we utilize the same conservative and defensive stock selection disciplines used in the SM&R Equity Income and Growth Funds. The key is identifying stocks of superior companies and purchasing them at discounted valuations. During 1998, we noted particular strength from our equity holdings in the technology, communication services, and healthcare sectors. In all three sectors, our holdings produced returns in excess of 35%.

On the negative side, a poorly performing sector for the fund on the year was basic materials. This sector suffered from excess capacity and commodity price deflation, which impacted the group as a whole. Recently, a select group of steel companies was added to the fund with the aim of boosting sector performance, as the steel pricing trough appears to have bottomed and improvements in industry fundamentals should lie ahead.

Balanced Fund investors were rewarded again in 1998 by their investment in the fund, with a fourth consecutive year of double-digit returns. Although the fund has not produced the spectacular returns witnessed by some total equity funds over the last year or two, we have achieved our goal of providing consistently positive performance in the strong up market and believe the fund is well positioned should equity markets turn downward. The conservative and low risk balanced approach has enabled SM&R to provide upside potential while protecting the downside via this uniquely positioned fund.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

 ANNUAL COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT
IN SM&R BALANCED FUND AT OFFERING PRICE, LEHMAN
INTERMEDIATE GOVERNMENT/CORP INDEX, LIPPER
ANALYTICAL BALANCED FUND INDEX AND THE S&P 500
                                                                  Lehman Int.
                                                                         Gov/  Lipper Balanced               SM&R Balanced
                                                                  Corp Index*     Fund Index**    S&P 500             Fund
12/31/88                                                              $10,000          $10,000    $10,000           $9,426
12/31/89                                                              $11,276          $11,969    $13,163          $10,713
12/31/90                                                              $12,309          $12,048    $12,754          $10,861
12/31/91                                                              $14,109          $15,159    $16,631          $13,525
12/31/92                                                              $15,121          $16,290    $17,896          $13,931
12/31/93                                                              $16,449          $18,237    $19,696          $14,810
12/31/94                                                              $16,132          $17,864    $19,955          $15,031
12/31/95                                                              $18,606          $22,310    $27,444          $18,382
12/31/96                                                              $19,359          $25,222    $33,742          $20,563
12/31/97                                                              $20,882          $30,342    $44,995          $24,152
12/31/98                                                              $22,644          $34,919    $57,864          $27,493
SEC AVERAGE
ANNUAL RETURN
10 YEAR                                                                10.64%
5 YEAR                                                                 11.81%
1 YEAR                                                                  7.28%
Past performance does not guarantee future results.
Investment return and principal value
of an investment will fluctuate,
and investments when redeemed,
may be worth more or less
than their original cost.

SM&R Balanced Fund performance figures are historical and reflect reinvestment of all dividends and capital gains distributions, changes in net asset value, and considers the effect of the Balanced Fund's 5.75% maximum sales charge. All performance figures are as of December 31, for the applicable year. The Balanced Fund's fiscal year end was as of July 31 for 1988-1989.

SCHEDULE OF INVESTMENTS  December 31, 1998
--------------------------------------------------------------------------------
SM&R GROWTH FUND

COMMON STOCK                         SHARES       VALUE

AUTO & TRUCK
  MANUFACTURERS--1.64%
DaimlerChrysler AG *                    8,541  $   820,470
Ford Motor Company                     24,800    1,455,450
General Motors Corporation             14,700    1,051,969
                                               -----------
                                                 3,327,889

BANKS--6.83%
Banc One Corporation                   38,500    1,965,906
BankAmerica Corporation                40,000    2,405,000
Comerica, Incorporated                 40,000    2,727,500
Dime Bancorp, Incorporated             67,000    1,771,313
First Union Corporation                30,000    1,824,375
Morgan (J.P.) & Company                15,000    1,575,937
Wells Fargo Company                    40,000    1,597,500
                                               -----------
                                                13,867,531

BEVERAGES--2.18%
Anheuser-Busch Companies,
  Incorporated                         37,000    2,428,125
Coca-Cola Company                      30,000    2,006,250
                                               -----------
                                                 4,434,375

CHEMICALS--1.52%
Cabot Corporation                      30,000      838,125
Hercules, Incorporated                 30,600      837,675
Praxair, Incorporated                  40,000    1,410,000
                                               -----------
                                                 3,085,800

COMMUNICATIONS EQUIPMENT--4.34%
Ascend Communications
  Incorporated*                        41,250    2,712,187
Lucent Technologies, Incorporated      40,000    4,400,000
Northern Telecom Limited               34,000    1,704,250
                                               -----------
                                                 8,816,437

COMPUTER RELATED--4.24%
Cisco Systems, Incorporated*           37,500    3,480,469
Sun Microsystems, Incorporated*        60,000    5,137,500
                                               -----------
                                                 8,617,969

COMPUTER SOFTWARE--10.63%
BMC Software, Incorporated*            80,000    3,565,000
HBO & Co                               62,000    1,778,625
MAPICS, Incorporated*                  80,000    1,320,000
Microsoft Corporation*                 56,000    7,766,500
Network Associates, Incorporated*      22,500    1,490,625
Novell, Incorporated*                 166,000    3,008,750
Synopsys, Incorporated*                49,000    2,658,250
                                               -----------
                                                21,587,750

CONSTRUCTION--0.62%
Centex Corporation                     27,700    1,248,231

COSMETICS & TOILETRIES--2.70%
Procter & Gamble Company               60,000    5,478,750


COMMON STOCK                         SHARES       VALUE

DIVERSIFIED--1.22%
AlliedSignal, Incorporated             23,000  $ 1,019,187
Coltec Industries, Incorporated*       40,000      780,000
U.S. Industries, Incorporated          36,000      670,500
                                               -----------
                                                 2,469,687

DRUGS--1.45%
Merck & Company, Incorporated          20,000    2,953,750

ELECTRICAL EQUIPMENT--3.97%
General Electric Company               63,000    6,429,938
York International Corporation         40,000    1,632,500
                                               -----------
                                                 8,062,438

ELECTRONICS/INSTRUMENTS--1.19%
Avnet, Incorporated                    40,000    2,420,000

ENVIRONMENTAL--1.33%
Waste Management, Incorporated         58,000    2,704,250

EXPLORATION & DRILLING--0.45%
Global Marine, Incorporated*           32,000      294,000
Tidewater, Incorporated                17,000      394,188
Union Pacific Resources Group,
  Incorporated                         25,408      230,260
                                               -----------
                                                   918,448

FINANCIAL SERVICES--2.96%
Associates First Capital
  Corporation                          12,998      550,790
Countrywide Credit Industries,
  Incorporated                         44,000    2,208,250
Morgan Stanley, Dean Witter,
  Discover and Company                 20,000    1,420,000
Reliance Group Holdings,
  Incorporated                        142,000    1,828,250
                                               -----------
                                                 6,007,290

FOOD PRODUCERS--5.11%
IBP, Incorporated                      58,000    1,689,250
Interstate Bakeries Corporation        66,000    1,744,875
McCormick & Company, Incorporated      58,000    1,961,125
Smithfield Foods, Incorporated*        47,500    1,609,063
Tyson Foods, Incorporated              30,000      637,500
Universal Foods Corporation           100,000    2,743,750
                                               -----------
                                                10,385,563

FOOD RETAILERS--2.85%
Albertson's, Incorporated              40,000    2,547,500
Safeway, Incorporated*                 53,000    3,229,688
                                               -----------
                                                 5,777,188

INSURANCE COMPANIES--3.96%
American General Corporation           20,000    1,560,000
CIGNA Corporation                      33,000    2,551,312
Citigroup, Incorporated                79,500    3,935,250
                                               -----------
                                                 8,046,562

SCHEDULE OF INVESTMENTS  December 31, 1998
--------------------------------------------------------------------------------
SM&R GROWTH FUND, CONTINUED

COMMON STOCK                         SHARES       VALUE
LEISURE TIME--0.70%
Brunswick Corporation                  57,000  $ 1,410,750

MACHINERY & EQUIPMENT--1.27%
Flowserve Corporation                  47,000      778,437
Pall Corporation                       71,000    1,797,187
                                               -----------
                                                 2,575,624

MEDICAL PRODUCTS &
  SUPPLIES--7.17%
Abbott Laboratories                   100,000    4,900,000
Beckman Coulter, Incorporated          18,000      976,500
Bergen Brunswig Corporation (Class
  A)                                   82,500    2,877,188
Biomet, Incorporated                   82,000    3,300,500
Johnson & Johnson                      30,000    2,516,250
                                               -----------
                                                14,570,438

MEDICAL SERVICES--2.83%
Aetna, Incorporated                    23,000    1,808,375
PacifiCare Health Systems,
  Incorporated (Class B)*              30,000    2,385,000
United Healthcare Corporation          36,000    1,550,250
                                               -----------
                                                 5,743,625

METALS & MINING--0.27%
Kinross Gold Corporation*             240,120      555,277
NATURAL GAS--1.29%
Enron Corporation                      46,000    2,624,875

OIL DOMESTIC--3.51%
Amoco Corporation                      50,000    3,018,750
Kerr-McGee Corporation                 13,000      497,250
Murphy Oil Corporation                 17,000      701,250
Unocal Corporation                    100,000    2,918,750
                                               -----------
                                                 7,136,000

OIL INTERNATIONAL--3.39%
Chevron Corporation                    42,000    3,483,375
Elf Aquitaine ADR                      60,000    3,397,500
                                               -----------
                                                 6,880,875

PAPER/FOREST PRODUCTS--0.41%
Caraustar Industries, Incorporated     29,000      828,313

PHOTOGRAPHY/IMAGING--1.40%
Xerox Corporation                      24,000    2,832,000

PRINTING/PUBLISHING--0.78%
Banta Corporation                      58,000    1,587,750
PROFESSIONAL SERVICE--1.07%
Service Corporation International      57,000    2,169,563

RETAIL DISCOUNT--1.20%
Wal-Mart Stores, Incorporated          30,000    2,443,125


COMMON STOCK                         SHARES       VALUE

RETAIL GENERAL--1.56%
Federated Department Stores,
  Incorporated*                        37,000  $ 1,611,812
J. C. Penney Company, Incorporated     33,200    1,556,250
                                               -----------
                                                 3,168,062

RETAIL SPECIALTY--1.87%
Group 1 Automotive, Incorporated*      70,000    1,820,000
Officemax, Incorporated*               60,500      741,125
Tiffany & Company                      24,000    1,245,000
                                               -----------
                                                 3,806,125

SEMICONDUCTORS--2.92%
Intel Corporation                      50,000    5,928,125

STEEL--1.52%
Allegheny Teledyne, Incorporated       53,000    1,083,188
LTV Corporation                       180,000    1,046,250
USX-U. S. Steel Group                  42,000      966,000
                                               -----------
                                                 3,095,438

TELECOM--CELLULAR--1.64%
U S West, Incorporated New             51,365    3,319,463

TELEPHONE--2.54%
Alltel Corporation                     47,000    2,811,187
MediaOne Group, Incorporated*          50,000    2,350,000
                                               -----------
                                                 5,161,187

TRUCKING & SHIPPING--1.17%
Republic Services, Incorporated
  (Class A)*                           80,000    1,475,000
USFreightways Corporation              31,000      902,875
                                               -----------
                                                 2,377,875
                                               -----------
                   TOTAL COMMON STOCK--97.70%
                          (Cost $133,057,982)  198,424,398
                                               -----------
                                      FACE
COMMERCIAL PAPER                     AMOUNT

ELECTRIC POWER--1.00%
Kentucky Power Company, 6.25%,
  01/05/99                          $2,038,000   2,036,582

FINANCIAL SERVICES--0.50%
Dana Credit Corporation, 6.10%,
  01/04/99                            448,000      447,772
Ford Motor Credit Company, 6.00%,
  01/07/99                            565,000      564,435
                                               -----------
                                                 1,012,207

SCHEDULE OF INVESTMENTS  December 31, 1998
--------------------------------------------------------------------------------
SM&R GROWTH FUND, CONTINUED

                                      FACE
COMMERCIAL PAPER                     AMOUNT       VALUE
UTILITY--MISCELLANEOUS--0.77%
Orange & Rockland Utilities
  Incorporated, 6.55%, 01/08/99     $1,569,000 $ 1,566,998
                                               -----------
                TOTAL COMMERCIAL PAPER--2.27%
                            (Cost $4,615,787)    4,615,787
                                               -----------
                    TOTAL INVESTMENTS--99.97%
                          (Cost $137,673,769)  203,040,185
                  CASH AND OTHER ASSETS, LESS
                           LIABILITIES--0.03%       69,023
                                               -----------
                          NET ASSETS--100.00%  $203,109,208
                                               -----------
                                               -----------
ABBREVIATIONS
ADR -- American Depository Receipt
  * -- Non-income producing securities

See notes to financial statements.

SCHEDULE OF INVESTMENTS  December 31, 1998
--------------------------------------------------------------------------------
SM&R EQUITY INCOME FUND

COMMON STOCK                         SHARES       VALUE

AUTO & TRUCK
  MANUFACTURERS--6.01%
DaimlerChrysler AG*                    34,292  $ 3,294,175
Ford Motor Company                    133,881    7,857,141
General Motors Corporation             28,000    2,003,750
                                               -----------
                                                13,155,066
BANKS--8.90%
Banc One Corporation                   77,000    3,931,812
BankAmerica Corporation                60,000    3,607,500
Comerica, Incorporated                 34,500    2,352,469
First Union Corporation                33,400    2,031,137
Morgan (J.P.) & Company                 9,500      998,094
TCF Financial Corporation              90,000    2,176,875
Wells Fargo Company                   110,000    4,393,125
                                               -----------
                                                19,491,012

BEVERAGES--1.50%
Anheuser-Busch Companies,
  Incorporated                         50,000    3,281,250

CHEMICALS--2.33%
Goodrich (B.F.) Company                75,000    2,690,625
Hercules, Incorporated                 32,600      892,425
Praxair, Incorporated                  43,000    1,515,750
                                               -----------
                                                 5,098,800

DIVERSIFIED--0.85%
AlliedSignal, Incorporated             25,000    1,107,813
U.S. Industries, Incorporated          40,000      745,000
                                               -----------
                                                 1,852,813

DRUGS--6.06%
Schering-Plough Corporation           240,000   13,260,000

ELECTRIC POWER--2.11%
Baltimore Gas & Electric Company       26,300      812,013
DTE Energy Company                     65,000    2,786,875
UtiliCorp United, Incorporated         28,000    1,027,250
                                               -----------
                                                 4,626,138

ELECTRICAL EQUIPMENT--0.80%
York International Corporation         43,000    1,754,937

ELECTRONICS/INSTRUMENTS--1.22%
Raytheon Company (Class B)             50,000    2,662,500

ENVIRONMENTAL--0.77%
Waste Management, Incorporated         36,250    1,690,156

EXPLORATION & DRILLING--0.67%
Tidewater, Incorporated                40,000      927,500
Union Pacific Resources Group,
  Incorporated                         60,000      543,750
                                               -----------
                                                 1,471,250


COMMON STOCK                         SHARES       VALUE

FINANCIAL SERVICES--6.04%
Associates First Capital
  Corporation                          70,176  $ 2,973,708
Morgan Stanley, Dean Witter,
  Discover and Company                 90,000    6,390,000
Omega Healthcare Investors,
  Incorporated                         60,000    1,811,250
Omega Worldwide, Incorporated*         19,893       87,032
Reliance Group Holdings,
  Incorporated                        152,000    1,957,000
                                               -----------
                                                13,218,990

FOODS PRODUCERS--3.79%
ConAgra, Incorporated                  40,000    1,260,000
Interstate Bakeries Corporation        73,000    1,929,937
McCormick & Company, Incorporated      70,000    2,366,875
Universal Foods Corporation            99,600    2,732,775
                                               -----------
                                                 8,289,587

FOODS RETAILERS--1.60%
Albertson's, Incorporated              55,000    3,502,813

FURNITURE/APPLIANCES--1.52%
Whirlpool Corporation                  60,000    3,322,500

INSURANCE--3.13%
CIGNA Corporation                      36,600    2,829,638
Citigroup, Incorporated                81,500    4,034,250
                                               -----------
                                                 6,863,888

LEISURE TIME--0.71%
Brunswick Corporation                  63,200    1,564,200

MACHINERY & EQUIPMENT--3.17%
Aeroquip-Vickers, Incorporated         25,000      748,437
Deere & Company                       100,000    3,312,500
Flowserve Corporation                  51,000      844,687
Foster Wheeler Corporation             30,000      395,625
Pall Corporation                       65,000    1,645,312
                                               -----------
                                                 6,946,561

MEDICAL PRODUCTS &
  SUPPLIES--4.70%
Abbott Laboratories                   130,000    6,370,000
Bergen Brunswig Corporation (Class
  A)                                  112,500    3,923,438
                                               -----------
                                                10,293,438

METALS & MINING--0.41%
Cyprus Amax Minerals Company           90,000      900,000

NATURAL GAS--1.28%
Enron Corporation                      49,000    2,796,063

OIL DOMESTIC--1.76%
Amoco Corporation                      35,600    2,149,350
Kerr-McGee Corporation                 27,200    1,040,400
Murphy Oil Corporation                 16,100      664,125
                                               -----------
                                                 3,853,875

SCHEDULE OF INVESTMENTS  December 31, 1998
--------------------------------------------------------------------------------
SM&R EQUITY INCOME FUND, CONTINUED

COMMON STOCK                         SHARES       VALUE
OIL INTERNATIONAL--9.57%
Chevron Corporation                    30,000  $ 2,488,125
Elf Aquitaine ADR                      72,000    4,077,000
Exxon Corporation                      40,000    2,925,000
Royal Dutch Petroleum Company         100,000    4,787,500
Schlumberger Limited                   90,000    4,151,250
Texaco, Incorporated                   48,000    2,538,000
                                               -----------
                                                20,966,875
PAPER/FOREST PRODUCTS--1.85%
Caraustar Industries, Incorporated     30,000      856,875
Glatfelter (P.H.) Company              94,000    1,163,250
Weyerhaeuser Company                   40,000    2,032,500
                                               -----------
                                                 4,052,625

PHOTOGRAPHY/IMAGING--1.40%
Xerox Corporation                      26,000    3,068,000

PRINTING & PUBLISHING--1.62%
Banta Corporation                      63,000    1,724,625
Deluxe Corporation                     50,000    1,828,125
                                               -----------
                                                 3,552,750
PROFESSIONAL SERVICE--1.11%
Service Corporation International      64,000    2,436,000

REAL ESTATE/REITS--3.69%
CenterPoint Properties Corporation     63,000    2,130,188
Crescent Real Estate Equities
  Company                              65,000    1,495,000
Health & Retirement Properties
  Trust                               100,000    1,406,250
Hospitality Properties Trust           50,000    1,206,250
Liberty Trust Properties               75,000    1,846,875
                                               -----------
                                                 8,084,563

RESTAURANTS--0.34%
Applebee's International,
  Incorporated                         36,000      742,500

RETAIL GENERAL--1.42%
J. C. Penney Company, Incorporated     66,400    3,112,500

STEEL--1.60%
Allegheny Teledyne, Incorporated       60,000    1,226,250
LTV Corporation                       200,000    1,162,500
USX-U. S. Steel Group                  48,000    1,104,000
                                               -----------
                                                 3,492,750

TELECOM--CELLULAR--3.26%
GTE Corporation                        60,000    3,900,000
U S West Incorporated New              50,000    3,231,250
                                               -----------
                                                 7,131,250

TELEPHONE UTILITY--1.39%
Alltel Corporation                     51,000    3,050,438


COMMON STOCK                         SHARES       VALUE

TOBACCO--1.59%
RJR Nabisco Holdings Corporation       41,248  $ 1,224,550
UST, Incorporated                      65,000    2,266,875
                                               -----------
                                                 3,491,425

TRUCKING & SHIPPING--0.45%
USFreightways Corporation              34,000      990,250
                                               -----------
                   TOTAL COMMON STOCK--88.62%
                          (Cost $133,388,708)  194,067,763
                                               -----------
CONVERTIBLE PREFERRED STOCK

FINANCIAL SERVICES--0.57%
ProLogis Trust                         47,000    1,239,625

INSURANCE COMPANIES--0.59%
St Paul Capital LLC                    20,000    1,290,000

OIL DOMESTIC--1.36%
Unocal Capital Trust                   61,000    2,981,375
                                               -----------
     TOTAL CONVERTIBLE PREFERRED STOCK--2.52%
                            (Cost $5,414,752)    5,511,000
                                               -----------

                                      FACE
COMMERCIAL PAPER                     AMOUNT

CONSTRUCTION--0.43%
Centex Corporation, 6.55%,
  01/22/99                          $ 945,000      944,140

ELECTRIC POWER--0.88%
Kentucky Power Company, 6.25%,
  01/05/99                          1,936,000    1,934,653

FINANCIAL SERVICES--5.73%
Ford Motor Credit Company, 6.00%,
  01/07/99                          1,843,000    1,841,156
Kerr-McGee Credit Corporation,
  6.05%, 01/08/99                   1,500,000    1,498,223
PS Colorado Credit Corporation,
  6.00%, 01/14/99                   2,645,000    2,639,242
Penn Power & Light Energy Trust,
  6.10%, 01/12/99                   3,061,000    3,055,257
Textron Financial Corporation,
  6.05%, 01/04/99                   1,298,000    1,297,340
Textron Financial Corporation,
  5.92%, 01/15/99                   2,215,000    2,209,882
                                               -----------
                                                12,541,100

METAL PRODUCTS--0.68%
Reynolds Metals Company, 5.83%,
  01/06/99                          1,487,000    1,485,794

SCHEDULE OF INVESTMENTS  December 31, 1998
--------------------------------------------------------------------------------
SM&R EQUITY INCOME FUND, CONTINUED

                                      FACE
COMMERCIAL PAPER                     AMOUNT       VALUE
OIL DOMESTIC--1.06%
Anadarko Petroleum Corporation,
  5.07%, 01/22/99                   $1,976,000 $ 1,970,155
Questar Corporation, 5.65%,
  01/19/99                            350,000      349,010
                                               -----------
                                                 2,319,165
                                               -----------
                TOTAL COMMERCIAL PAPER--8.78%
                           (Cost $19,224,852)   19,224,852
                                               -----------
                    TOTAL INVESTMENTS--99.92%
                          (Cost $158,028,312)  218,803,615
                  CASH AND OTHER ASSETS, LESS
                           LIABILITIES--0.08%      176,356
                                               -----------
                          NET ASSETS--100.00%  $218,979,971
                                               -----------
                                               -----------
ABBREVIATIONS
 ADR -- American Depository Receipt
REIT -- Real Estate Investment Trust
  * -- Non-income producing securities

See notes to financial statements.

SCHEDULE OF INVESTMENTS  December 31, 1998
--------------------------------------------------------------------------------
SM&R BALANCED FUND

COMMON STOCK                          SHARES      VALUE

AUTO & TRUCK
  MANUFACTURERS--1.92%
DaimlerChrysler AG*                      1,621  $  155,717
Ford Motor Company                       3,300     193,669
General Motors Corporation               3,000     214,687
                                                ----------
                                                   564,073

BANKS--4.18%
Banc One Corporation                     3,410     174,123
BankAmerica Corporation                  5,000     300,625
Comerica, Incorporated                   3,750     255,703
Dime Bancorp, Incorporated               5,400     142,762
First Union Corporation                  3,200     194,600
Wells Fargo Company                      4,000     159,750
                                                ----------
                                                 1,227,563

BEVERAGES--0.67%
Anheuser-Busch Companies,
  Incorporated                           3,000     196,875

CHEMICALS--0.68%
Hercules, Incorporated                   2,800      76,650
Praxair, Incorporated                    3,500     123,375
                                                ----------
                                                   200,025

COMMUNICATIONS EQUIPMENT--1.49%
Lucent Technologies, Incorporated        3,300     363,000
Northern Telecom Limited                 1,500      75,187
                                                ----------
                                                   438,187

COMPUTER RELATED--2.26%
Cisco Systems, Incorporated*             3,000     278,437
Sun Microsystems, Incorporated*          4,500     385,312
                                                ----------
                                                   663,749

COMPUTER SOFTWARE--4.35%
HBO & Company                            2,700      77,456
Microsoft Corporation*                   4,600     637,963
Network Associates, Incorporated*        3,000     198,750
Novell, Incorporated*                    7,200     130,500
Synopsys, Incorporated*                  4,300     233,275
                                                ----------
                                                 1,277,944

CONSTRUCTION--0.34%
Centex Corporation                       2,200      99,137
COSMETICS & TOILETRIES--2.36%
Procter & Gamble Company                 7,600     693,975


COMMON STOCK                          SHARES      VALUE
DIVERSIFIED--1.15%
AlliedSignal, Incorporated               3,100  $  137,369
Coltec Industries, Incorporated*         5,600     109,200
U.S. Industries, Incorporated            4,900      91,263
                                                ----------
                                                   337,832

DRUGS--3.07%
Warner-Lambert Company                  12,000     902,250

ELECTRIC POWER--1.12%
Allegheny Energy, Incorporated           2,100      72,450
DTE Energy Company                       4,000     171,500
UtiliCorp United, Incorporated           2,300      84,381
                                                ----------
                                                   328,331

ELECTRICAL EQUIPMENT--2.36%
General Electric Company                 5,400     551,137
York International Corporation           3,500     142,844
                                                ----------
                                                   693,981

ELECTRONICS/INSTRUMENTS--0.62%
Avnet, Incorporated                      3,000     181,500

ENVIRONMENTAL--1.04%
Waste Management, Incorporated           6,525     304,228

EXPLORATION & DRILLING--0.26%
Global Marine, Incorporated*             2,800      25,725
Tidewater, Incorporated                  1,500      34,781
Union Pacific Resources Group,
  Incorporated                           1,693      15,343
                                                ----------
                                                    75,849

FINANCIAL SERVICES--2.20%
Associates First Capital
  Corporation                            1,728      73,224
Countrywide Credit Industries,
  Incorporated                           6,000     301,125
Morgan Stanley, Dean Witter,
  Discover and Company                   1,600     113,600
Reliance Group Holdings,
  Incorporated                          12,400     159,650
                                                ----------
                                                   647,599

FOOD PRODUCERS--2.10%
IBP, Incorporated                        5,500     160,187
Interstate Bakeries Corporation          9,000     237,936
Universal Foods Corporation              8,000     219,500
                                                ----------
                                                   617,623

FOOD RETAILERS--2.19%
Albertson's, Incorporated                3,100     197,431
Safeway, Incorporated*                   7,300     444,844
                                                ----------
                                                   642,275

SCHEDULE OF INVESTMENTS  December 31, 1998
--------------------------------------------------------------------------------
SM&R BALANCED FUND, CONTINUED

COMMON STOCK                          SHARES      VALUE
INSURANCE COMPANIES--2.45%
American General Corporation             1,800  $  140,400
CIGNA Corporation                        3,000     231,938
Citigroup, Incorporated                  7,000     346,500
                                                ----------
                                                   718,838

LEISURE TIME--0.42%
Brunswick Corporation                    5,000     123,750

MACHINERY & EQUIPMENT--0.95%
Flowserve Corporation                    4,200      69,563
Foster Wheeler Corporation               3,500      46,156
Pall Corporation                         6,500     164,531
                                                ----------
                                                   280,250
MEDICAL PRODUCTS &
  SUPPLIES--5.09%
Abbott Laboratories                      6,000     294,000
Beckman Coulter, Incorporated            1,700      92,225
Bergen Brunswig Corporation (Class
  A)                                    11,500     401,063
Biomet, Incorporated                     7,100     285,775
Johnson & Johnson                        5,000     419,375
                                                ----------
                                                 1,492,438

MEDICAL SERVICES--1.30%
Aetna, Incorporated                      2,100     165,113
PacifiCare Health Systems,
  Incorporated (Class B)*                1,000      79,500
United Healthcare Corporation            3,200     137,800
                                                ----------
                                                   382,413

NATURAL GAS--0.78%
Enron Corporation                        4,000     228,250
OIL DOMESTIC--1.20%
Amoco Corporation                        4,000     241,500
Kerr-McGee Corporation                   1,200      45,900
Murphy Oil Corporation                   1,600      66,000
                                                ----------
                                                   353,400

OIL INTERNATIONAL--2.44%
Chevron Corporation                      4,400     364,925
Elf Aquitaine ADR                        6,200     351,075
                                                ----------
                                                   716,000

PAPER/FOREST PRODUCTS--0.71%
Caraustar Industries, Incorporated       2,300      65,694
Weyerhaeuser Company                     2,800     142,275
                                                ----------
                                                   207,969

PRINTING/PUBLISHING--0.51%
Banta Corporation                        5,500     150,563


COMMON STOCK                          SHARES      VALUE

PROFESSIONAL SERVICES--0.65%
Service Corporation International        5,000  $  190,313

RETAIL DISCOUNT--0.17%
Toys "R" Us, Incorporated*               3,000      50,625

RETAIL GENERAL--0.89%
Federated Department Stores,
  Incorporated*                          3,000     130,688
J. C. Penney Company, Incorporated       2,800     131,250
                                                ----------
                                                   261,938

RETAIL SPECIALTY--0.58%
Officemax, Incorporated*                 4,900      60,025
Tiffany & Company                        2,100     108,938
                                                ----------
                                                   168,963

SEMICONDUCTORS--1.61%
Intel Corporation                        4,000     474,250

STEEL--0.91%
Allegheny Teledyne, Incorporated         4,000      81,750
LTV Corporation                         16,000      93,000
USX-U. S. Steel Group                    4,000      92,000
                                                ----------
                                                   266,750

TELECOM--CELLULAR--2.06%
GTE Corporation                          4,000     260,000
U S West, Incorporated New               5,342     345,227
                                                ----------
                                                   605,227

TELEPHONE--1.73%
Alltel Corporation                       4,400     263,175
MediaOne Group, Incorporated*            5,200     244,400
                                                ----------
                                                   507,575

TRUCKING & SHIPPING--0.27%
USFreightways Corporation                2,700      78,638
                                                ----------
                    TOTAL COMMON STOCK--59.08%
                            (Cost $11,331,157)  17,351,146
                                                ----------
CONVERTIBLE PREFERRED STOCK

OIL DOMESTIC--0.58%
Unocal Capital Trust                     3,500     171,063
                                                ----------
      TOTAL CONVERTIBLE PREFERRED STOCK--0.58%
                               (Cost $185,787)     171,063
                                                ----------

SCHEDULE OF INVESTMENTS  December 31, 1998
--------------------------------------------------------------------------------
SM&R BALANCED FUND, CONTINUED

                                       FACE
BONDS AND NOTES                       AMOUNT      VALUE

FINANCIAL SERVICES--2.06%
Ford Motor Credit Company, 6.375%,
  09/15/99                           $ 600,000  $  603,716
GOVERNMENT AGENCIES--20.01%
Federal Home Loan Mortgage
  Corporation, 7.70%, 05/17/06       1,000,000   1,009,487
Federal Home Loan Mortgage
  Corporation, 7.00%, 09/15/07       1,000,000   1,027,944
Federal Home Loan Mortgage
  Corporation, Pool #284839, 8.50%,
  01/01/17                              45,780      47,942
Federal Home Loan Mortgage
  Corporation, Pool #302886, 8.00%,
  05/01/17                              16,395      16,985
Federal Home Loan Mortgage
  Corporation, Pool #298759, 8.00%,
  08/01/17                             106,123     109,940
Federal National Mortgage
  Association, 7.55%, 04/22/02         685,000     734,708
Federal National Mortgage
  Association, 7.55%, 06/10/04       1,250,000   1,263,286
Federal National Mortgage
  Association, 7.70%, 04/10/07       1,500,000   1,540,539
Federal National Mortgage
  Association, Pool #041669, 8.00%,
  02/01/17                              18,043      18,792
Federal National Mortgage
  Association, Pool #48974, 8.00%,
  06/01/17                             103,666     107,971
                                                ----------
                                                 5,877,594
                                       FACE
BONDS AND NOTES                       AMOUNT      VALUE

U S TREASURY SECURITIES--12.33%
U S Treasury Bond, 6.000%, 02/15/26  $2,350,000 $2,564,438
U S Treasury Note, 5.875%, 02/15/04  1,000,000   1,055,313
                                                ----------
                                                 3,619,751
                                                ----------
                 TOTAL BONDS AND NOTES--34.40%
                             (Cost $9,293,376)  10,101,061
                                                ----------

COMMERCIAL PAPER

ELECTRIC POWER--0.41%
Indiana Michigan Power Company,
  6.20%, 01/05/99                      120,000     119,917

FINANCIAL SERVICES--1.70%
Ford Motor Credit, 6.00%, 01/06/99     500,000     499,583

FOOD PRODUCERS--2.96%
ConAgra, Incorporated, 5.87%,
  01/04/99                             870,000     869,574
                                                ----------
                 TOTAL COMMERCIAL PAPER--5.07%
                             (Cost $1,489,074)   1,489,074
                                                ----------
                     TOTAL INVESTMENTS--99.13%
                            (Cost $22,299,394)  29,112,344
CASH AND OTHER ASSETS, LESS LIABILITIES--0.87%     254,760
                                                ----------
                           NET ASSETS--100.00%  $29,367,104
                                                ----------
                                                ----------
ABBREVIATIONS
ADR -- American Depository Receipt
  * -- Non-income producing securities

See notes to financial statements.

STATEMENTS OF ASSETS AND LIABILITIES  December 31, 1998
--------------------------------------------------------------------------------

                                                                           GROWTH      EQUITY INCOME     BALANCED
ASSETS
Investments in securities, at value                                    $  203,040,185  $  218,803,615  $ 29,112,344
Cash                                                                           27,608          39,242        60,061
Receivable for:
  Capital stock sold                                                          534,098         475,554        56,089
  Investment securities sold                                                        -               -        33,081
  Dividends                                                                   163,233         369,199        14,152
  Interest                                                                          -               -       145,314
Other assets                                                                  122,086          95,016        22,238
                                                                       --------------  --------------  ------------
                                                         TOTAL ASSETS     203,887,210     219,782,626    29,443,279
LIABILITIES
Capital stock reacquired                                                      634,614         613,031        30,161
Accrued:
  Investment advisory fee                                                      77,886         121,718        16,976
  Service fee                                                                  35,902          39,700         5,659
Other liabilities                                                              29,600          28,206        23,379
                                                                       --------------  --------------  ------------
                                                    TOTAL LIABILITIES         778,002         802,655        76,175
                                                                       --------------  --------------  ------------
                                                           NET ASSETS  $  203,109,208  $  218,979,971  $ 29,367,104
                                                                       --------------  --------------  ------------
                                                                       --------------  --------------  ------------
Shares of capital stock outstanding                                        35,722,663       7,813,950     1,496,411
                                                                       --------------  --------------  ------------
                                                                       --------------  --------------  ------------
Net asset value per share                                              $         5.69  $        28.02  $      19.63
                                                                       --------------  --------------  ------------
                                                                       --------------  --------------  ------------
Offering price per share
  (Net asset value per share / 94.25%)                                 $         6.04  $        29.73  $      20.83
                                                                       --------------  --------------  ------------
                                                                       --------------  --------------  ------------

STATEMENTS OF OPERATIONS  Year Ended December 31, 1998
--------------------------------------------------------------------------------

                                                                                            EQUITY
                                                                              GROWTH        INCOME      BALANCED
INVESTMENT INCOME
Dividends                                                                  $  2,338,773  $  4,780,046  $   259,664
Interest                                                                        526,397     2,075,598      756,839
                                                                           ------------  ------------  -----------
                                                  TOTAL INVESTMENT INCOME     2,865,170     6,855,644    1,016,503
EXPENSES
Investment advisory fee                                                         922,010     1,426,042      198,438
Service fee                                                                     423,595       465,270       66,146
Insurance expenses                                                               48,583        51,818        7,386
Directors' fees and expenses                                                     26,669        26,669       26,669
Custody and transaction fees                                                     76,335        84,113       24,919
Audit fees                                                                       13,500        13,500       10,000
Qualification fees                                                               29,115        34,581       21,564
Shareholder reporting expenses                                                   40,822        42,682       11,268
Other                                                                             1,865         1,246        1,246
                                                                           ------------  ------------  -----------
                                                           TOTAL EXPENSES     1,582,494     2,145,921      367,636
                                                 LESS EXPENSES REIMBURSED             -             -      (33,454)
                                                                           ------------  ------------  -----------
                                                             NET EXPENSES     1,582,494     2,145,921      334,182
                                                                           ------------  ------------  -----------
INVESTMENT INCOME, NET                                                        1,282,676     4,709,723      682,321
                                                                           ------------  ------------  -----------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS
  Net realized gain on investments                                            8,728,659     7,281,961      482,000
  Change in unrealized appreciation of investments for the year              21,620,022    11,740,055    2,417,733
                                                                           ------------  ------------  -----------
NET GAIN ON INVESTMENTS                                                      30,348,681    19,022,016    2,899,733
                                                                           ------------  ------------  -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                       $ 31,631,357  $ 23,731,739  $ 3,582,054
                                                                           ------------  ------------  -----------
                                                                           ------------  ------------  -----------

See notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
SM&R GROWTH FUND

                                                                          YEAR ENDED DECEMBER 31,
                                                                       ------------------------------
                                                                            1998            1997
                                                                       --------------  --------------
INCREASE IN NET ASSETS FROM OPERATIONS
  Investment income, net                                               $    1,282,676  $    1,741,364
  Net realized gain on investments                                          8,728,659      24,950,387
  Change in unrealized appreciation                                        21,620,022       6,796,148
                                                                       --------------  --------------
  Net increase in net assets resulting from operations                     31,631,357      33,487,899
DISTRIBUTIONS TO SHAREHOLDERS FROM
  Investment income, net                                                   (1,255,603)     (1,757,095)
  Capital gains                                                           (13,647,821)    (21,864,218)
                                                                       --------------  --------------
  Total distributions to shareholders                                     (14,903,424)    (23,621,313)
CAPITAL SHARE TRANSACTIONS, NET                                             8,037,187      15,719,205
                                                                       --------------  --------------
TOTAL INCREASE                                                             24,765,120      25,585,791
NET ASSETS
  Beginning of year                                                       178,344,088     152,758,297
                                                                       --------------  --------------
  End of year                                                          $  203,109,208  $  178,344,088
                                                                       --------------  --------------
                                                                       --------------  --------------

SM&R EQUITY INCOME FUND

                                                                          YEAR ENDED DECEMBER 31,
                                                                       ------------------------------
                                                                            1998            1997
                                                                       --------------  --------------
INCREASE IN NET ASSETS FROM OPERATIONS
  Investment income, net                                               $    4,709,723  $    4,185,807
  Net realized gain on investments                                          7,281,961      23,033,015
  Change in unrealized appreciation                                        11,740,055      10,366,823
                                                                       --------------  --------------
  Net increase in net assets resulting from operations                     23,731,739      37,585,645
DISTRIBUTIONS TO SHAREHOLDERS FROM
  Investment income, net                                                   (4,712,876)     (4,220,053)
  Capital gains                                                           (10,909,343)    (19,927,051)
                                                                       --------------  --------------
  Total distributions to shareholders                                     (15,622,219)    (24,147,104)
CAPITAL SHARE TRANSACTIONS, NET                                            12,183,537      19,462,475
                                                                       --------------  --------------
  TOTAL INCREASE                                                           20,293,057      32,901,016
NET ASSETS
  Beginning of year                                                       198,686,914     165,785,898
                                                                       --------------  --------------
  End of year                                                          $  218,979,971  $  198,686,914
                                                                       --------------  --------------
                                                                       --------------  --------------

See notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
SM&R BALANCED FUND

                                                                            YEAR ENDED DECEMBER 31,
                                                                          ----------------------------
                                                                              1998           1997
                                                                          -------------  -------------
INCREASE IN NET ASSETS FROM OPERATIONS
  Investment income, net                                                  $     682,321  $     751,773
  Net realized gain on investments                                              482,000      2,950,385
  Change in unrealized appreciation                                           2,417,733        277,845
                                                                          -------------  -------------
  Net increase in net assets resulting from operations                        3,582,054      3,980,003
DISTRIBUTIONS TO SHAREHOLDERS FROM
  Investment income, net                                                       (663,775)      (756,610)
  Capital gains                                                                (908,074)    (2,597,856)
                                                                          -------------  -------------
  Total distributions to shareholders                                        (1,571,849)    (3,354,466)
CAPITAL SHARE TRANSACTIONS, NET                                               1,518,827      2,024,691
                                                                          -------------  -------------
TOTAL INCREASE                                                                3,529,032      2,650,228
NET ASSETS
  Beginning of year                                                          25,838,072     23,187,844
                                                                          -------------  -------------
  End of year                                                             $  29,367,104  $  25,838,072
                                                                          -------------  -------------
                                                                          -------------  -------------

See notes to financial statements.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
Selected data for a share of capital stock outstanding throughout the year.

                                                                        YEAR ENDED DECEMBER 31,
                                                       ---------------------------------------------------------
SM&R GROWTH FUND                                           1998         1997       1996       1995       1994
                                                       -------------  ---------  ---------  ---------  ---------
Net Asset Value, Beginning of Year                       $    5.24    $    4.95  $    4.39  $    3.83  $    4.15
Investment income, net                                        0.04         0.06       0.05       0.08       0.06
Net realized and unrealized gain on investments
  during the year                                             0.85         1.03       0.73       0.88       0.15
                                                       -------------  ---------  ---------  ---------  ---------
                     Total from Investment Operations         0.89         1.09       0.78       0.96       0.21
Less distributions from
  Investment income, net                                     (0.04)       (0.06)     (0.05)     (0.08)     (0.06)
  Capital gains                                              (0.40)       (0.74)     (0.17)     (0.32)     (0.47)
                                                       -------------  ---------  ---------  ---------  ---------
                                  Total distributions        (0.44)       (0.80)     (0.22)     (0.40)     (0.53)
                                                       -------------  ---------  ---------  ---------  ---------
Net Asset Value, End of Year                             $    5.69    $    5.24  $    4.95  $    4.39  $    3.83
                                                       -------------  ---------  ---------  ---------  ---------
                                                       -------------  ---------  ---------  ---------  ---------
                                         Total return        18.35%       22.24%     17.64%     25.20%      4.98%
                                                       -------------  ---------  ---------  ---------  ---------
                                                       -------------  ---------  ---------  ---------  ---------
RATIOS (IN PERCENTAGES)/SUPPLEMENTAL DATA
Net Assets, end of year (000's omitted)                  $ 203,109    $ 178,344  $ 152,758  $ 134,821  $ 113,250
Ratio of expenses to average net assets                       0.85%        0.96%      1.15%      0.98%      0.97%
Ratio of net investment income to average net assets          0.69%        1.03%      1.02%      1.67%      1.46%
Portfolio turnover rate                                      27.31%       46.79%     18.72%     37.00%     46.26%


                                                                        YEAR ENDED DECEMBER 31,
                                                       ---------------------------------------------------------
SM&R EQUITY INCOME FUND                                    1998         1997       1996       1995       1994
                                                       -------------  ---------  ---------  ---------  ---------
Net Asset Value, Beginning of Year                       $   26.99    $   25.05  $   22.59  $   18.90  $   21.66
Investment income, net                                        0.62         0.63       0.58       0.62       0.62
Net realized and unrealized gain/(loss) on
  investments during the year                                 2.50         4.96       3.10       4.82      (0.75)
                                                       -------------  ---------  ---------  ---------  ---------
                     Total from Investment Operations         3.12         5.59       3.68       5.44      (0.13)
Less distributions from
  Investment income, net                                     (0.62)       (0.64)     (0.58)     (0.63)     (0.61)
  Capital gains                                              (1.47)       (3.01)     (0.64)     (1.12)     (2.02)
                                                       -------------  ---------  ---------  ---------  ---------
                                  Total distributions        (2.09)       (3.65)     (1.22)     (1.75)     (2.63)
                                                       -------------  ---------  ---------  ---------  ---------
Net Asset Value, End of Year                             $   28.02    $   26.99  $   25.05  $   22.59  $   18.90
                                                       -------------  ---------  ---------  ---------  ---------
                                                       -------------  ---------  ---------  ---------  ---------
                                         Total return        12.11%       22.72%     16.46%     29.12%     (0.61)%
                                                       -------------  ---------  ---------  ---------  ---------
                                                       -------------  ---------  ---------  ---------  ---------
RATIOS (IN PERCENTAGES)/SUPPLEMENTAL DATA
Net Assets, end of year (000's omitted)                  $ 218,980    $ 198,687  $ 165,786  $ 141,058  $ 114,231
Ratio of expenses to average net assets                       1.01%        1.05%      1.10%      1.12%      1.12%
Ratio of net investment income to average net assets          2.22%        2.28%      2.42%      2.89%      2.86%
Portfolio turnover rate                                      19.29%       39.14%     27.07%     44.00%     52.46%

                                                                        YEAR ENDED DECEMBER 31,
                                                       ---------------------------------------------------------
SM&R BALANCED FUND                                         1998         1997       1996       1995       1994
                                                       -------------  ---------  ---------  ---------  ---------
Net Asset Value, Beginning of Year                       $   18.32    $   17.90  $   16.85  $   14.32  $   15.35
Investment income, net                                        0.48         0.57       0.49       0.49       0.45
Net realized and unrealized gain/(loss) on
  investments during the year                                 1.96         2.50       1.48       2.67      (0.22)
                                                       -------------  ---------  ---------  ---------  ---------
                     Total from Investment Operations         2.44         3.07       1.97       3.16       0.23
Less distributions from
  Investment income, net                                     (0.47)       (0.59)     (0.49)     (0.49)     (0.45)
  Capital gains                                              (0.66)       (2.06)     (0.43)     (0.14)     (0.81)
                                                       -------------  ---------  ---------  ---------  ---------
                                  Total distributions        (1.13)       (2.65)     (0.92)     (0.63)     (1.26)
                                                       -------------  ---------  ---------  ---------  ---------
Net Asset Value, End of Year                             $   19.63    $   18.32  $   17.90  $   16.85  $   14.32
                                                       -------------  ---------  ---------  ---------  ---------
                                                       -------------  ---------  ---------  ---------  ---------
                                         Total return        13.83%       17.46%     11.86%     22.29%      1.49%
                                                       -------------  ---------  ---------  ---------  ---------
                                                       -------------  ---------  ---------  ---------  ---------
RATIOS (IN PERCENTAGES)/SUPPLEMENTAL DATA
Net Assets, end of year (000's omitted)                  $  29,367    $  25,838  $  23,188  $  21,757  $  19,023
Ratio of expenses to average net assets(1)                    1.25%        1.26%      1.21%      1.26%      1.25%
Ratio of net investment income to average net assets          2.55%        3.02%      2.83%      2.99%      2.91%
Portfolio turnover rate                                      16.01%       27.52%     23.78%     16.39%     46.95%

(1) Expenses for these calculations are net of a reimbursement from Securities Management and Research, Inc. Without these reimbursements, the ratio of expenses to average net assets would have been 1.37%, 1.36%, 1.34%, 1.46% and 1.45% for the years ended December 31, 1998, 1997, 1996, 1995 and 1994, respectively.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS  December 31, 1998
--------------------------------------------------------------------------------
SM&R EQUITY FUNDS

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES
The SM&R Equity Funds (formerly the American National Funds Group) (the "Funds") are diversified open-end management investment companies registered under the Investment Company Act of 1940, as amended. The Funds are comprised of the SM&R Growth Fund, Inc. (formerly American National Growth Fund, Inc.), SM&R Equity Income Fund, Inc. (formerly American National Income Fund, Inc.) and SM&R Balanced Fund, Inc. (formerly the Triflex Fund, Inc.). The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of financial statements. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

INVESTMENT VALUATIONS:
Investments listed on national exchanges are valued at the last sales price of the day, or if there were no sales, then at the last bid price. Debt obligations that are issued or guaranteed by the U.S. Government, its agencies, authorities, and instrumentalities are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices and may reflect appropriate factors such as yield, type of issue, coupon rate, maturity and seasoning differential. Securities for which market quotations are not readily available are valued at fair value as determined by the Board of Directors. Commercial paper is stated at amortized cost, which is equivalent to fair value.

INVESTMENT TRANSACTIONS AND RELATED INVESTMENT INCOME:
Investment transactions are accounted for on the trade date (date order to buy or sell is executed). Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. Realized gains and losses from security transactions are reported on the basis of specific identification for financial reporting and federal income tax purposes.

FEDERAL INCOME TAXES:
For federal income tax purposes, each fund is treated as a separate entity. The Funds intend to comply with requirements of the Internal Revenue Code relating to regulated investment companies and intend to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is recorded in the accompanying financial statements.

CAPITAL STOCK TRANSACTIONS AND DISTRIBUTIONS TO SHAREHOLDERS:
Fund shares are sold in a continuous public offering at net asset value plus a sales charge. The Funds repurchase shares at net asset value. Dividends and other distributions are recorded by the Funds on the ex-dividend date and may be reinvested at net asset value.

EXPENSES:
Operating expenses not directly attributable to a Fund's operations are prorated among the Funds based on the relative net assets or shareholders of each Fund.

NOTE 2--INVESTMENT ADVISORY AND SERVICE FEES AND OTHER TRANSACTIONS WITH AFFILIATES
Securities Management and Research, Inc. ("SM&R") is the investment advisor and principal underwriter for the Funds. Investment advisory and service fees paid to SM&R are computed as a percentage of the average daily net assets as follows:

                                                                      INVESTMENT
                                                                       ADVISORY
                                                                          FEE      SERVICE FEE
Net Assets
Not exceeding $100,000,000                                                0.750%       0.250%
Exceeding $100,000,000 but not exceeding $200,000,000                     0.625%       0.200%
Exceeding $200,000,000 but not exceeding $300,000,000                     0.500%       0.150%
Exceeding $300,000,000                                                    0.400%       0.100%

The investment advisory agreement for the Growth Fund provides for incentive fees that will increase or decrease the basic investment advisory fee, based on the performance of the fund in relation to a specified industry index for the funds with similar objectives over a rolling 36-month period. For the period ended December 31, 1998 the investment advisory fee was decreased by approximately $370,400.

SM&R has agreed to reimburse the Funds for all expenses, other than taxes, interest, and expenses directly related to the purchase and sale of investment securities, in excess of 1.25% per annum of the average daily net assets.

NOTES TO FINANCIAL STATEMENTS CONTINUED
--------------------------------------------------------------------------------
SM&R EQUITY FUNDS

During the period ended December 31, 1998, SM&R, as principal underwriter, received as sales charges on sale of shares of capital stock of the Funds and made reallowances to dealers as follows:

                                                                          SALES CHARGES
                                                      SALES CHARGES       REALLOWED TO
                                                    RECEIVED BY SM&R         DEALERS
Growth                                                  $ 441,976           $   5,175
Equity Income                                             830,130              10,123
Balanced                                                   76,199                 346

SM&R is a wholly-owned subsidiary of American National Insurance Company ("American National"). As of December 31, 1998, SM&R and American National had the following ownership in the Funds:

                                                               AMERICAN NATIONAL
                                       SM&R               ----------------------------
                          ------------------------------                PERCENT OF
                                         PERCENT OF                       SHARES
                           SHARES    SHARES OUTSTANDING    SHARES       OUTSTANDING
Growth                      356,504           1.00%       1,262,169          3.53%
Equity Income                17,408           0.22%          --             --
Balanced                    127,405           8.51%         213,182         14.25%

NOTE 3--COST, PURCHASES AND SALES OF INVESTMENTS
Investments have the same cost for tax and financial statement purposes. Aggregate purchases and sales of investments in securities, other than commercial paper and short-term bonds and notes, were as follows:

                         PURCHASES     SALES
Growth                   $58,419,623 $48,282,938
Equity Income            45,582,329  33,752,421
Balanced                  4,722,637   4,082,106

Gross unrealized appreciation and depreciation as of December 31, 1998, were as follows:

                        APPRECIATION DEPRECIATION
Growth                  7$3,458,373   $8,091,957
Equity Income           69,066,864    8,291,561
Balanced                 7,507,420      694,470

NOTES TO FINANCIAL STATEMENTS CONTINUED
--------------------------------------------------------------------------------
SM&R EQUITY FUNDS

NOTE 4--CAPITAL STOCK

SM&R GROWTH FUND

                                                                 YEAR ENDED              YEAR ENDED
                                                             DECEMBER 31, 1998       DECEMBER 31, 1997
                                                           ----------------------  ----------------------
                                                            SHARES      AMOUNT      SHARES      AMOUNT
                                                           ---------  -----------  ---------  -----------
Sales of capital shares                                    3,216,790  $17,622,633  2,618,034  $14,523,030
Investment income dividends reinvested                       218,060    1,223,816    319,910    1,712,682
Distributions from net realized gains reinvested           2,698,983   13,324,090  4,145,887   21,351,396
                                                           ---------  -----------  ---------  -----------
Subtotals                                                  6,133,833   32,170,539  7,083,831   37,587,108
Redemptions of capital shares                              (4,442,745) (24,133,352) (3,923,677) (21,867,903)
                                                           ---------  -----------  ---------  -----------
Net increase in capital shares outstanding                 1,691,088  $ 8,037,187  3,160,154  $15,719,205
                                                                      -----------             -----------
                                                                      -----------             -----------
Shares outstanding at beginning of year                    34,031,575              30,871,421
                                                           ---------               ---------
Shares outstanding at end of year                          35,722,663              34,031,575
                                                           ---------               ---------
                                                           ---------               ---------
The components of net assets at December 31, 1998, are as
  follows:
Capital Stock--35,722,663 shares of $1.00 par value
  outstanding (2,000,000,000 authorized) (par and
  additional paid-in capital)                                         $137,691,667
Accumulated net realized gain on investments                               51,125
Net unrealized appreciation of investments                             65,366,416
                                                                      -----------
Net Assets                                                            $203,109,208
                                                                      -----------
                                                                      -----------

SM&R EQUITY INCOME FUND

                                                                  YEAR ENDED              YEAR ENDED
                                                              DECEMBER 31, 1998       DECEMBER 31, 1997
                                                            ----------------------  ----------------------
                                                             SHARES      AMOUNT      SHARES      AMOUNT
                                                            ---------  -----------  ---------  -----------
Sales of capital shares                                     1,059,139  $29,994,912    767,255  $20,997,880
Investment income dividends reinvested                        161,711    4,549,911    149,320    4,073,432
Distributions from net realized gains reinvested              404,882   10,559,672    729,218   19,360,438
                                                            ---------  -----------  ---------  -----------
Subtotals                                                   1,625,732   45,104,495  1,645,793   44,431,750
Redemptions of capital shares                               (1,172,234) (32,920,958)  (903,658) (24,969,275)
                                                            ---------  -----------  ---------  -----------
Net increase in capital shares outstanding                    453,498  $12,183,537    742,135  $19,462,475
                                                                       -----------             -----------
                                                                       -----------             -----------
Shares outstanding at beginning of year                     7,360,452               6,618,317
                                                            ---------               ---------
Shares outstanding at end of year                           7,813,950               7,360,452
                                                            ---------               ---------
                                                            ---------               ---------
The components of net assets at December 31, 1998, are as
  follows:
Capital Stock--7,813,950 shares of $1.00 par value
  outstanding (2,000,000,000 authorized) (par and
  additional paid-in capital)                                          $158,143,459
Accumulated net realized gain on investments                                61,209
Net unrealized appreciation of investments                              60,775,303
                                                                       -----------
Net Assets                                                             $218,979,971
                                                                       -----------
                                                                       -----------

NOTES TO FINANCIAL STATEMENTS CONTINUED
--------------------------------------------------------------------------------
SM&R EQUITY FUNDS

SM&R BALANCED FUND

                                                                    YEAR ENDED             YEAR ENDED
                                                                 DECEMBER 31, 1998      DECEMBER 31, 1997
                                                               ---------------------  ---------------------
                                                                SHARES      AMOUNT     SHARES      AMOUNT
                                                               ---------  ----------  ---------  ----------
Sales of capital shares                                          204,284  $3,794,519     96,421  $1,864,777
Investment income dividends reinvested                            33,827     644,627     38,357     728,301
Distributions from net realized gains reinvested                  50,226     901,681    139,275   2,529,231
                                                               ---------  ----------  ---------  ----------
Subtotals                                                        288,337   5,340,827    274,053   5,122,309
Redemptions of capital shares                                   (202,186) (3,822,000)  (159,550) (3,097,618)
                                                               ---------  ----------  ---------  ----------
Net increase in capital shares outstanding                        86,151  $1,518,827    114,503  $2,024,691
                                                                          ----------             ----------
                                                                          ----------             ----------
Shares outstanding at beginning of year                        1,410,260              1,295,757
                                                               ---------              ---------
Shares outstanding at end of year                              1,496,411              1,410,260
                                                               ---------              ---------
                                                               ---------              ---------
The components of net assets at December 31, 1998, are as
  follows:
Capital Stock--1,496,411 shares of $1.00 par value
  outstanding (2,000,000,000 authorized) (par and additional
  paid-in capital)                                                        $22,542,755
Accumulated net realized gain on investments                                  11,399
Net unrealized appreciation of investments                                 6,812,950
                                                                          ----------
Net Assets                                                                $29,367,104
                                                                          ----------
                                                                          ----------

INDEPENDENT AUDITORS' REPORT
--------------------------------------------------------------------------------
The Board of Directors and Shareholders
SM&R Equity Funds

We have audited the accompanying statements of assets and liabilities of SM&R Equity Funds (formerly American National Funds Group) comprised of SM&R Growth Fund, Inc. (formerly American National Growth Fund, Inc.), SM&R Equity Income Fund, Inc. (formerly American National Income Fund, Inc.) and SM&R Balanced Fund, Inc. (formerly the Triflex Fund, Inc.), including the schedule of investments as of December 31, 1998, the related statements of operations for the year then ended, the statements of changes in net assets and the financial highlights for each of the two years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the three years in the period ended December 31, 1996 were audited by other auditors whose report dated February 7, 1997 issued an unqualified opinion.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1998, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of SM&R Equity Funds as of December 31, 1998, the results of its operations for the year then ended, the changes in its net assets and the financial highlights for each of the two years in the periods then ended, in conformity with generally accepted accounting principles.

                                                Tait, Weller & Baker, CPA

Philadelphia, Pennsylvania
January 29, 1999

DISTRIBUTIONS
--------------------------------------------------------------------------------
Distributions per share for the year ended December 31, 1998.

                                                                                                 LONG-TERM   SHORT-TERM
                                                                          RECORD    INVESTMENT    CAPITAL      CAPITAL
                                                                           DATE       INCOME       GAIN         GAIN
SM&R Growth Fund, Inc.                                                     6/22/98  $  0.02500
                                                                           9/14/98               $  0.3364    $  0.0171
                                                                          12/21/98  $  0.01180   $  0.0514
SM&R Equity Income Fund, Inc.                                              3/23/98  $  0.14000
                                                                           6/22/98  $  0.16800
                                                                           9/14/98               $  1.0035    $  0.3587
                                                                           9/22/98  $  0.16300
                                                                          12/21/98  $  0.15000   $  0.0835    $  0.0207
SM&R Balanced Fund, Inc.                                                   3/23/98  $  0.12400
                                                                           6/22/98  $  0.13000
                                                                           9/14/98               $  0.5571    $  0.1004
                                                                           9/22/98  $  0.11300
                                                                          12/21/98  $  0.10200

SM&R EQUITY FUNDS                2450 South Shore Blvd, League City, Texas 77573
--------------------------------------------------------------------------------

                                   DIRECTORS
                               Ralph S. Clifford
                                Paul D. Cummings
                                 Jack T. Currie
                              Michael W. McCroskey
                                 Ira W. Painton
                               Donald P. Stevens
                                Steven H. Stubbs

                                    OFFICERS
                        Michael W. McCroskey, President

                      Gordon D. Dixon, Vice President and
                               Portfolio Manager

                Brenda T. Koelemay, Vice President and Treasurer

                        Emerson V. Unger, Vice President

                Teresa E. Axelson, Vice President and Secretary

                         INVESTMENT ADVISOR AND MANAGER
                    Securities Management and Research, Inc.
                                 P.O. Box 58969
                           Houston, Texas 77258-8969

                                   CUSTODIAN
                    Securities Management and Research, Inc.
                                 P.O. Box 58969
                           Houston, Texas 77258-8969

                                 LEGAL COUNSEL
                          Greer, Herz & Adams, L.L.P.
                                One Moody Plaza
                             Galveston, Texas 77550

                        UNDERWRITER AND REDEMPTION AGENT
                    Securities Management and Research, Inc.
                                 P.O. Box 58969
                           Houston, Texas 77258-8969

              TRANSFER AGENT, REGISTRAR AND DIVIDEND PAYING AGENT
                    Securities Management and Research, Inc.
                                 P.O. Box 58969
                           Houston, Texas 77258-8969

                              INDEPENDENT AUDITORS
                              Tait, Weller & Baker
                                 8 Penn Center
                        Philadelphia, Pennsylvania 19103

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